SCHEDULE OF INVENTORIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Finished goods	$ 1,399,719	$ 904,858
Parts	176,410	691,678
Inventories	$ 1,576,129	$ 1,596,536